AGREED FORM

ECOFIN SUSTAINABLE AND SOCIAL IMPACT TERM FUND

INVESTMENT SUB-ADVISORY AGREEMENT

INVESTMENT SUB-ADVISORY AGREEMENT (the “Agreement”), made as of this 30 day of September, 2024, between Tortoise Capital Advisors, L.L.C. (the “Adviser”), a limited liability company organized and existing under the laws of the State of Delaware, and RWC Asset Management LLP (the “Sub-Adviser”), a company incorporated in England and Wales.

WHEREAS, the Adviser entered into an Investment Advisory Agreement dated as of March 25, 2019, (the “Advisory Agreement”) with Tortoise Essential Assets Income Term Fund (now known as Ecofin Sustainable and Social Impact Term Fund), a statutory trust formed under the Maryland Statutory Trust Act (the “Company”), which is engaged in business as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Adviser is engaged principally in the business of rendering investment advisory services and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, (the “Advisers Act”);

WHEREAS, the Adviser has authority under the Advisory Agreement to select sub- advisers for the Company;

WHEREAS, the Adviser desires to retain the Sub-Adviser to assist it in the provision of a continuous investment program to a portion of the assets of the Company (the “Allocated Assets”) and the Sub-Adviser is willing to furnish such services; and

NOW, THEREFORE, in consideration of the premises and mutual promises herein set forth, the parties hereto agree as follows:

1.           Appointment of Sub-Adviser

Adviser hereby retains the Sub-Adviser to act a sub-adviser for the Company and to manage the Allocated Assets for the period and on the terms set forth in this Agreement. The Sub- Adviser accepts such engagement and agrees to render the services set forth herein, for the compensation provided herein.

2.          Duties of the Sub-Adviser

              A.  INVESTMENT ADVISORY SERVICES.  Subject to the oversight of the Company’s Board of Trustees (the “Board”) and the supervision of Adviser, the Sub-Adviser shall manage the Allocated Assets in accordance with the Company’s investment objectives, policies, and restrictions as in effect from time to time and provided to the Sub-Adviser in advance, and in compliance with the requirements applicable to registered investment companies under applicable laws and those requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”) and such other limitations as the Adviser or the Board of Company may institute, provided that such limitations have been provided to the Sub-Adviser in advance of the effective date.  The Sub-Adviser shall (a) make investment decisions with respect to the Allocated Assets; (b) place purchase and sale orders for portfolio transactions for the Allocated Assets; and (c) employ professional portfolio managers and securities analysts to provide research services to the Company. In providing these services, the Sub-Adviser will conduct a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the Allocated Assets.  The Adviser agrees to deliver to Sub-Adviser any amendments  or supplements  to  the Company’s Prospectus  and Statement  of Additional Information (the “Registration Statement”) that contain changes that pertain to the Sub-Adviser prior to the effectiveness thereof and Adviser acknowledges that Sub-Adviser reserves the right to terminate its engagement hereunder upon written notice in the event Sub-Adviser reasonably believes it can no longer manage the investments of the Allocated Assets in accordance with the Company’s investment objectives, policies and restrictions as provided therein.

B.    SUB-ADVISER UNDERTAKINGS. In all matters relating to the performance of this Agreement, the Sub-Adviser shall act in conformity with the Company’s Agreement and Declaration of Trust dated July 19, 2018, as amended from time to time (the “Declaration of Trust”) and Registration Statement and with the written instructions and directions of the Board and the Adviser, provided that such written instructions and directions have been received and confirmed by the Sub-Adviser in advance of the effective date. The Sub-Adviser hereby agrees to:

(i)
regularly report to the Board and the Adviser (in such form and frequency as the Adviser and Sub-Adviser mutually agree) with respect to the implementation of the investment program, compliance of the Allocated
Assets with the Fund’s investment objectives, policies and restrictions, the 1940 Act and the Code, and on other topics as may reasonably be requested by the Board or the Adviser, including attendance at Board meetings, as reasonably requested, to present such reports to the Board;

(ii)
upon reasonable request, consult with the Company’s pricing agent regarding the valuation of securities that are not registered for public sale, not traded on any securities markets, or otherwise may require fair valuation, provided that the Adviser acknowledges that the Sub-Adviser is not the valuation agent for the Company;

(iii)
upon reasonable request, provide, subject to any obligations or undertakings reasonably necessary to maintain the confidentiality of the Sub-Adviser’s non-public information, any and all information, records and supporting documentation about the composite of accounts and the portfolios the Sub- Adviser manages that have investment objectives, policies, and strategies substantially similar to those employed by the Sub-Adviser in managing the
Allocated Assets; and

(iv)
upon reasonable request, review schedules of the Allocated Assets periodically provided to the Sub-Adviser by the Adviser and promptly confirm to the Adviser the concurrence of the Sub-Adviser’s records with such schedules.

C.   EXPENSES. The Sub-Adviser will bear all of its expenses in connection with the performance of its services under this Agreement, except as otherwise provided in paragraph D below.

D.  BROKERAGE.  The Sub-Adviser will select brokers and dealers to effect all orders for the purchase and sale of Allocated Assets. In selecting brokers or dealers to execute transactions on behalf of the Company, the Sub-Adviser will use its best efforts to seek the best overall terms available. In assessing the best overall terms available for any transaction, the Sub- Adviser will consider factors it deems relevant, including, without limitation, the breadth of the market in the security or commodity interest, the price of the security or commodity interest, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, the Sub-Adviser is authorized to consider the brokerage and research services (within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Company and/or other accounts over which the Sub-Adviser exercises investment discretion, provided that the Sub-Adviser satisfies the provisions of  Section 28(e) and the  rules, regulations and interpretations thereunder.

E.  AGGREGATION OF ORDERS. On occasions when the Sub-Adviser deems the purchase or sale of a security to be in the best interest of the Company as well as other clients of the Sub-Adviser, the Sub-Adviser may to the extent permitted by applicable laws and regulations, but shall be under no obligation to, aggregate the orders for securities to be purchased or sold. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in the manner the Sub-Adviser considers to be the most equitable and consistent with its fiduciary obligations to the Company and to its other clients. The Adviser recognizes that, in some cases, the Sub-Adviser’s allocation procedure may limit the size of the position that may be acquired or sold for the Company.

F.  BOOKS AND RECORDS. In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Sub-Adviser hereby agrees that all records which it maintains for the Company are the property of the Company and further agrees to surrender promptly to the Company copies of any of such records upon the Company’s or the Adviser’s request, provided, however, that Sub-Adviser may retain copies of any records to the extent required for it to comply with applicable laws and its internal record retention policies. The Sub-Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records relating to its activities hereunder required to be maintained by Rule 31a-1 under the 1940 Act and to preserve the records relating to its activities hereunder required by Rule 204-2 under the Advisers Act for the period specified in said Rule.  Notwithstanding the foregoing, Sub-Adviser has no responsibility for the maintenance of the records of the Company, except for those related to the Allocated Assets.

  G.  SUB-ADVISER COMPLIANCE RESPONSIBILITIES.  Sub-Adviser shall supply such reports or other documentation as reasonably requested from time to time by the Adviser to evidence Sub-Adviser’s compliance with the Company’s Registration Statement and any written policies or procedures adopted by the Board applicable to the Allocated Assets and any amendments or revisions thereto.

H.   PROXY VOTING. The Sub-Adviser shall use its good faith judgment in a manner which it reasonably believes best serves the economic interests of the Company’s shareholders to vote or abstain from voting all proxies solicited by or with respect to the issuers of securities comprising the Allocated Assets. The Adviser shall cause to be forwarded to Sub-Adviser or its designee all proxy solicitation materials that Adviser receives.  Sub-Adviser agrees that it has adopted written proxy voting procedures that comply with the requirements of the Advisers Act. The Sub-Adviser further agrees that it will provide the Board, as the Board may reasonably request, with a written report of the proxies voted during the most recent 12-month period or such other period as the Board may designate, in a format reasonably acceptable to the Board.  Upon reasonable request, Sub-Adviser shall provide the Adviser with all proxy voting records relating to the Allocated Assets, including but not limited to those required by Form N-PX.  Upon reasonable request, Sub-Adviser will also provide an annual certification, in a form reasonably acceptable to Adviser, attesting, to the best of the Sub-Adviser’s knowledge, to the accuracy and completeness of such proxy voting records.

3.   COMPENSATION OF SUB-ADVISER.  The Adviser will pay the Sub-Adviser the compensation specified in Schedule A.  Such fees will be computed daily and paid quarterly, calculated at the annual rate set forth in Schedule A as determined by the Company’s accounting agent. The Adviser will use its best efforts to cause the quarterly payment to be made to the Sub- Adviser approximately on or about the same date upon which the Company pays the Adviser its advisory fee, which the parties generally expect to occur within five (5) days of the end of each calendar quarter. Compensation for any partial period shall be pro-rated based on the length of the period.

4.  STANDARD OF CARE. The Sub-Adviser shall exercise its best judgment in rendering its services described in this Agreement. Except as may otherwise be required by the 1940 Act or the rules thereunder or other applicable law, the Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or the Adviser in connection with the matters to which this Agreement relates, except a loss resulting from the Sub-Adviser’s willful misfeasance, bad faith or gross negligence in the performance of its duties hereunder or from reckless disregard by it of its obligations and duties under this Agreement. The Sub-Adviser shall be solely responsible for the management of the Allocated Assets, and the Sub-Adviser’s compliance with the Advisers Act, rule and regulations thereunder, other federal and state laws, and written procedures of the Board will be determined solely by reference to the Allocated Assets. The Sub-Adviser shall have no liability with respect to the actions of any other investment adviser to the Company and shall not be charged with knowledge of the holdings or transactions of any positions of the Company other than the Allocated Assets.

5.  NON-EXCLUSIVITY. The services of the Sub-Adviser to the Adviser with respect to the Allocated Assets are not to be deemed to be exclusive, and the Sub-Adviser shall be free to render investment advisory or other services to others (including other investment companies) and to engage in other activities. It is understood and agreed that the directors, officers, and employees of the Sub-Adviser are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors, trustees, or employees of any other firm or corporation, including other investment companies. The Adviser acknowledges that Sub-Adviser may give advice and take actions in the performance of its duties to clients which differ from the advice, or the timing and nature of actions taken, with respect to other clients’ accounts (including the Allocated Assets) or employee accounts which may invest in some of the same securities recommended to advisory clients.

6.  MAINTENANCE OF INSURANCE.  During the term of this Agreement, the Sub- Adviser will maintain comprehensive general liability coverage and errors and omissions/director and officers coverage with limits of not less than those considered commercially reasonable and appropriate under the current industry practices.  The Sub-Adviser shall promptly notify the Adviser of any reduction to or termination of said coverage.

7.  CONFIDENTIALITY.  Each party to this Agreement shall keep confidential any nonpublic information concerning the other party and will not use or disclose such information for any purpose other than the performance of its responsibilities and duties hereunder, unless the non- disclosing party has authorized such disclosure or if such disclosure is compelled by subpoena or is expressly required or requested by applicable federal or state regulatory authorities. In the event disclosure is required or requested as set forth above, the disclosing party will, to the extent permitted and reasonably practicable to do so under the circumstances then prevailing, provide prior written notice to the other party to allow such party an opportunity to seek an appropriate protective order or other relief, provided that such prior notice shall not be required when the disclosing party reasonably believes the request for disclosure is pursuant to a routine regulatory examination. Nonpublic information shall not include information a party to this Agreement can clearly establish was (a) known to the party prior to this Agreement; (b) rightfully acquired by the party from third parties whom the party reasonably believes are not under an obligation of confidentiality to the other party to this Agreement; (c) placed in public domain without fault of the party or its affiliates; or (d) independently developed by the party without reference or reliance upon the nonpublic information.

8.  TERM OF AGREEMENT. This Agreement shall become effective as of the date hereof and shall terminate 150 days after such effective date unless it has been approved by a majority of the Company’s shareholders prior to such termination date (such period preceding such termination or Company shareholder approval, the “Interim Period”); provided, however, that the term of this Agreement may be extended if permitted by regulatory or other action by the SEC or its staff.  If this Agreement is so approved by a majority of the Company’s shareholders, then unless sooner terminated as provided herein, this Agreement shall until the second anniversary hereof.  Thereafter, this Agreement shall continue automatically for successive annual periods, provided such continuance is specifically approved at least annually by (i) the Board or (ii) a vote of a “majority” (as defined in the 1940 Act) of the Company’s outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board who are not “interested persons” (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval.  This Agreement is terminable, without penalty, at any time, by the Adviser, by the Board, or by vote of holders of a majority of the Company’s shares on such prior notice as may be mutually agreed upon by the parties but on not more than 60 days’ written notice to the Sub-Adviser; or on at least 60 days’ written notice by the Sub-Adviser, and will terminate upon the termination of the Advisory Agreement between the Company and the Adviser.  This Agreement also will terminate automatically in the event of its assignment (as defined in the 1940 Act).

9.  REPRESENTATIONS OF SUB-ADVISER. The Sub-Adviser represents, warrants, and agrees as follows:

A.  The Sub-Adviser: (i) is registered as an investment adviser under the Advisers Act and will continue to be so registered for so long as this Agreement remains in effect; (ii) is not prohibited by the 1940 Act or the Advisers Act from performing the services contemplated by this Agreement; (iii) has met, and will continue to meet for so long as this Agreement remains in effect, any other applicable federal or state requirements, or the applicable requirements of any regulatory or industry self-regulatory organization, necessary to be met in order to perform the services contemplated by this Agreement; (iv) has the authority to enter into and perform the services contemplated by this Agreement; and (v) will promptly notify the Adviser of the occurrence of any event that would disqualify the Sub-Adviser from serving as an investment adviser of an investment company pursuant to Section 9(a) of the 1940 Act or otherwise. The Sub-Adviser has provided the information about itself set forth in the Registration Statement and has reviewed the description of its operations, duties and responsibilities as set forth therein (the “Sub-Adviser Information”) and acknowledges that the Sub-Adviser Information is true and correct, contains no material misstatement of fact and does not omit any material fact necessary to make the statements therein not misleading.  The Sub-Adviser further agrees to inform the Adviser promptly if it becomes known to the Sub-Adviser that any material Sub-Adviser Information ceases to be true and correct, contains a material misstatement of fact or omits any material fact necessary to make the statements therein not misleading.

                                     B.  The Sub-Adviser has adopted a written code of ethics complying with the requirements of Rule 17j-1 under the 1940 Act and, if it has not already done so, will provide the Adviser and the Company with a copy of such code of ethics. On at least an annual basis, the Sub- Adviser will comply with the reporting requirements of Rule 17j-1, which may include (i) certifying to the Adviser that the Sub-Adviser and its Access Persons have complied with the Sub-Adviser’s Code of Ethics with respect to the Allocated Assets and (ii) identifying any material violations which have occurred with respect to the Allocated Assets. In the event the Sub-Adviser has identified to the Adviser a material violation that has occurred with respect to the Allocated Assets, the Sub-Adviser agrees to promptly provide to the Adviser such information as the Adviser may reasonably request in connection therewith.

    C.  Sub-Adviser has adopted and implemented written policies and procedures, as required by Rule 206(4)-7 under the Advisers Act, which are reasonably designed to prevent violations of the Advisers Act by the Sub-Adviser, its employees, officers and agents.  Upon reasonable request, Sub-Adviser shall provide the Adviser with access to the records relating to such policies and procedures as they relate to the Allocated Assets. Sub-Adviser will also provide, at the reasonable request of the Adviser, periodic certifications, in a form reasonably acceptable to the Adviser, attesting to such written policies and procedures.

    D.  The Sub-Adviser has provided the Adviser and the Company with a copy of its registration under the Advisers Act on Form ADV as most recently filed with the SEC and hereafter will furnish a copy of its annual amendment to the Adviser. The Sub-Adviser agrees to maintain the completeness and accuracy of its registration on Form ADV in accordance with the Advisers Act. The Sub-Adviser acknowledges that it is an “investment adviser” to the Company with respect to the Allocated Assets within the meaning of the 1940 Act and the Advisers Act.

10.  AMENDMENT OF AGREEMENT. No provision of this Agreement may be changed, waived, discharged, or terminated orally, but only by an instrument in writing signed by both parties.

11.  MISCELLANEOUS.

       A.  CAPTIONS.  The captions contained in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

       B.   ENTIRE AGREEMENT. This Agreement represents the entire agreement and understanding of the parties hereto and shall supersede any prior agreements between the parties relating to the subject matter hereof.

      C.   DEFINITIONS. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such term or provision of the 1940 Act and to interpretations thereof, if any, by the United States courts or, in the absence of any controlling decision of any such court, by rules, releases or orders of the SEC validly issued pursuant to the 1940 Act. As used in this Agreement, the terms “majority of the outstanding voting securities,” “affiliated person,” “interested person,” “assignment,” “broker,” “investment adviser,” “net assets,” “sale,” “sell,” and “security” shall have the same meaning as such terms have in the 1940 Act, subject to such exemptions as may be granted by the SEC by any rule, release or order. Where the effect of a requirement of the federal securities laws reflected in any provision of this Agreement is made less restrictive by a rule, release, or order of the SEC, whether of special or general application, such provision shall be deemed to incorporate the effect of such rule, release, or order.

   D.   NOTICES. Any notices under this Agreement shall be in writing, addressed and delivered, telecopied or mailed postage paid, to the other party entitled to receipt thereof at such address as such party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Adviser shall be 6363 College Boulevard, Suite 100A, Overland Park, Kansas 66211 and the address of the Sub-Advisor shall be Verde 4th Floor, 10 Bressenden Place, London, England, SW1E 5DH.

  E.   DELIVERY OF FORM ADV. The Adviser acknowledges receipt of the Sub-Adviser’s Form ADV more than 48 hours prior to the execution of this Agreement.

[Signature Page Follows]

AGREED FORM

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in duplicate by their respective duly authorized officers on the day and year first written above.

THE ADVISER: TORTOISE CAPITAL ADVISORS, L.L.C.
By: /s/ Diane Bono Name: Diane Bono Title: Chief Compliance Officer

THE SUB ADVISER: [RWC ASSET MANAGEMENT LLP
By: /s/ Tord Stallvik Name: Tord Stallvik Title: Chief Executive Officer

By: /s/ Cressida Williams Name: Cressida Williams Title: Chief Financial Officer

AGREED FORM

SCHEDULE A

Annual rate of 0.25% of the Company’s average monthly Managed Assets.

“Managed Assets” means the total assets of the Company (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares). Average monthly Managed Assets is the sum of the daily Managed Assets for the month divided by the number of days in the month. Accrued liabilities are expenses incurred in the normal course of the Company’s operations.

SCHEDULE B

Scope of Investment Strategy (listed equity securities)

The investments in listed equity securities will include securities that are publicly traded on an exchange. These securities may consist typically of common stock. While the subadviser may invest across a broad range of essential asset sectors, and the allocation of the investments among such sectors may change from time to time, we currently expect that a significant portion of our investments in listed equity securities will be in securities of companies in the renewable energy, power delivery, energy infrastructure and broader energy and water sectors. The subadvisor may invest in securities of any market capitalization greater than $250M.

The subadvisor’s investment strategy should target listed equity securities of essential asset issuers with experienced, efficient, operations-focused management teams possessing successful track records and substantial knowledge, experience and focus in one or more essential asset sectors. Our Adviser generally seeks listed equity securities of companies that provide a current cash return at the time of investment, providing a source of current income, as well as the potential for price appreciation.

With respect to listed sustainable infrastructure companies, the subadvisor invests primarily in public equities of companies focusing on power delivery and/or water that are significantly benefiting from the transition towards a low carbon economy and the drive to use resources more efficiently and reduce emissions. The subadvisor employs fundamental bottom-up analysis with a focus on quality metrics, detailed asset/project modelling and attractive valuations. An analysis of environmental, social and governance (“ESG”) factors is fully integrated in the investment process.

The subadvisor may seek to provide current income from gains earned through an option overlay covered call strategy. The notional amount of such covered calls  will not exceed 10%. The term of such options will generally be 30 days to expiration. of the allocation.

The subadvisor considers an issuer to be operating in an essential asset sector if: (1) at least 50% of its assets are dedicated to, or at least 50% of its cash flow or revenue is derived from, one or more essential asset power, water, energy, infrastructure, basic materials, industrial, transportation and telecommunications sectors; or (2) it is otherwise determined by our Adviser or our Subadvisors to be an issuer in one of the sectors mentioned above by (a) its classification or inclusion in an index related to that industry or sector or (b) its Global Industry Classification Standard (“GICS”) classification.

An Investment Committee of our Adviser will provide strategic oversight and determine the allocation of our investment portfolio across the sustainable infrastructure and energy infrastructure asset classes, listed equity securities and corporate debt securities, based on prevailing market conditions, available investment opportunities and other factors, and may change the allocation of our total assets among these asset classes or security types from time to time without prior approval from or notice to our common shareholders. Portfolio management teams of our Adviser and Subadvisors will be responsible for the day-to-day management of their respective sleeves of our investment portfolio.

SCHEDULE C

Investment Guidelines and Restrictions (listed equity securities)

●  Max 10% in Investment Companies that invest in securities of the type in which the Fund may invest directly (Mutual Funds, ETFs, etc.).

●  Max 5% in any single Investment Company (Mutual Funds, ETFs, etc.).

●  Max 25% in any sector other than Energy (10) and Utilities (55), as determined by GICS classifications.

●  No derivatives are permitted without prior discussion with Tortoise, including forward FX orders. Spot FX trades to settle equity orders with a tenor longer than T+2 are permitted.

●  No leverage permitted however short-term cash overdrafts can be used for the purposes of security settlement and trade matching.

●  Max 25% in Private Investment in Public Equity (PIPE), i.e. purchases via private placement.

●  Max 10% in holdings with a Credit Rating of CCC+ or lower.

●  Max 40% in directly originated loans.

●  Max 10% in Emerging Markets, based on MSCI Emerging Markets Index.

●  Minimum of 80% in Essential Assets, as defined by the Investment Strategy.

●  Restriction on CIMC Companies, as defined by OFAC Sanctions lists and US Executive Orders.

SCHEDULE D

Reporting and SLA (listed equity securities)

●  Quarterly Commentary: Deliver to Tortoise 1-week post quarter-end. Sample commentary can be viewed here for reference.

●  Quarterly Factsheet Impact Statistics: Deliver to Tortoise 1-week post year end (annual update only). Sample fact sheet can be viewed here for reference.

●  Semiannual Report Commentary: Deliver both overview stockholder letter section as well as TEAF-specific commentary section to Tortoise 3-weeks post fiscal semi-annual period. Sample semi-annual report can be viewed here for reference.

●  Annual Report Commentary: Deliver both overview stockholder letter section as well as TEAF-specific commentary section to Tortoise 3-weeks post fiscal semi-annual period. Sample annual report can be viewed here for reference.

●  Proxy voting: Provide proxy vote recommendations within 1 business day before the vote

●  Ad hoc requests: The subadvisor agrees to respond to all ad-hoc requests made by the Advisor in a timely manner. The Subadvisor should acknowledge receipt of such requests and provide an initial response or plan of action within 7 business days, depending on the complexity of the request.

●  Note: Tortoise will communicate in advance if there is a change in the needed content as the style of these reports can change over time.